PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Estimated Useful Lives (Years)			December 31, 2024	December 31, 2023
In millions
Land and land improvements	1	-	25	$455	$449
Buildings	1	-	50	2,238	2,121
Machinery, equipment, and other	1	-	25	7,657	7,306
Construction in progress				606	849
Total property, plant and equipment				$10,956	$10,725
Total accumulated depreciation				$5,188	$4,841
Total property, plant and equipment - net				$5,768	$5,884

In millions	2024	2023	2022
Depreciation expense	$599	$547	$545